UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07409

Tax-Managed Growth Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

December 31, 2019

Date of Reporting Period

Item 1. Reports to Stockholders

Tax-Managed Growth Portfolio

December 31, 2019

Portfolio of Investments

Common Stocks — 98.3%
Security	Shares	Value

Aerospace & Defense — 2.5%

Arconic, Inc.	4	$123

Boeing Co. (The)	881,665	287,211,190

General Dynamics Corp.	139,307	24,566,789

Huntington Ingalls Industries, Inc.	1,096	274,964

L3Harris Technologies, Inc.	2,240	443,229

Lockheed Martin Corp.	80,559	31,368,063

Northrop Grumman Corp.	48,050	16,527,759

Raytheon Co.	246,559	54,178,875

Textron, Inc.	1,025	45,715

TransDigm Group, Inc.	847	474,320

United Technologies Corp.	842,360	126,151,834

		$541,242,861

Air Freight & Logistics — 1.4%

C.H. Robinson Worldwide, Inc.	1,056,440	$82,613,608

Expeditors International of Washington, Inc.	1,300	101,426

FedEx Corp.	344,010	52,017,752

United Parcel Service, Inc., Class B	1,558,497	182,437,659

XPO Logistics, Inc.(1)	30,000	2,391,000

		$319,561,445

Airlines — 0.0%(2)

American Airlines Group, Inc.	66,989	$1,921,244

Delta Air Lines, Inc.	56,768	3,319,793

Southwest Airlines Co.	27,758	1,498,377

		$6,739,414

Auto Components — 0.6%

Adient PLC(1)	15,055	$319,919

Aptiv PLC	887,200	84,257,384

BorgWarner, Inc.	800	34,704

Dorman Products, Inc.(1)	20,445	1,548,095

Garrett Motion, Inc.(1)	36,184	361,478

Gentex Corp.	1,443,192	41,823,704

		$128,345,284

Automobiles — 0.1%

Daimler AG	38,000	$2,070,240

Ford Motor Co.	1,212,584	11,277,031

General Motors Co.	79,498	2,909,627

Harley-Davidson, Inc.	20,162	749,825

Tesla, Inc.(1)	7,397	3,094,387

Toyota Motor Corp. ADR	5,000	702,700

		$20,803,810

Security	Shares	Value

Banks — 6.2%

Bank of America Corp.	3,427,178	$120,705,209

Bank of Montreal	4	310

CIT Group, Inc.	1,490	67,989

Citigroup, Inc.	860,598	68,753,174

Commerce Bancshares, Inc.	66,314	4,505,373

CVB Financial Corp.	608,432	13,129,963

Fifth Third Bancorp	1,545,175	47,498,680

First Republic Bank	1,200	140,940

HSBC Holdings PLC	220,592	1,725,927

HSBC Holdings PLC ADR	424	16,574

Huntington Bancshares, Inc.	144,510	2,179,211

ING Groep NV ADR	131,510	1,584,696

JPMorgan Chase & Co.	3,943,238	549,687,377

KeyCorp	111,489	2,256,537

M&T Bank Corp.	230,611	39,146,217

Pinnacle Financial Partners, Inc.	34,686	2,219,904

PNC Financial Services Group, Inc. (The)	103,180	16,470,624

Regions Financial Corp.	731,394	12,550,721

Societe Generale SA	460,793	16,080,737

Sterling Bancorp	103,627	2,184,457

SVB Financial Group(1)	28,107	7,055,981

Synovus Financial Corp.	1,565	61,348

Toronto-Dominion Bank (The)	569	31,938

Truist Financial Corp.	1,890,538	106,475,100

U.S. Bancorp	1,223,475	72,539,833

Wells Fargo & Co.	5,046,234	271,487,389

Western Alliance Bancorp	23,987	1,367,259

		$1,359,923,468

Beverages — 2.4%

Anheuser-Busch InBev SA/NV ADR	25,379	$2,082,093

Boston Beer Co., Inc. (The), Class A(1)	4,730	1,787,231

Brown-Forman Corp., Class A	10,699	671,576

Brown-Forman Corp., Class B	347,685	23,503,506

Coca-Cola Co. (The)	3,498,673	193,651,551

Constellation Brands, Inc., Class A	39,872	7,565,712

Diageo PLC ADR	8,226	1,385,423

Keurig Dr Pepper, Inc.	2,700	78,165

Molson Coors Brewing Co., Class B	186,000	10,025,400

Monster Beverage Corp.(1)	171,250	10,882,937

PepsiCo, Inc.	2,047,051	279,770,460

		$531,404,054

15	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2019

Portfolio of Investments — continued

Security	Shares	Value

Biotechnology — 2.8%

AbbVie, Inc.	1,403,016	$124,223,037

Agios Pharmaceuticals, Inc.(1)	74,972	3,579,913

Alexion Pharmaceuticals, Inc.(1)	470,965	50,934,865

Alkermes PLC(1)	5,000	102,000

Alnylam Pharmaceuticals, Inc.(1)	188,700	21,732,579

Amgen, Inc.	603,952	145,594,709

Argenx SE ADR(1)	308,910	49,586,233

Biogen, Inc.(1)	108,957	32,330,810

Bluebird Bio, Inc.(1)	77,845	6,830,899

Exact Sciences Corp.(1)	130,554	12,073,634

Gilead Sciences, Inc.	981,135	63,754,152

Incyte Corp.(1)	82,222	7,179,625

Neurocrine Biosciences, Inc.(1)	64,045	6,884,197

Regeneron Pharmaceuticals, Inc.(1)	20,995	7,883,202

Vertex Pharmaceuticals, Inc.(1)	343,283	75,161,813

		$607,851,668

Building Products — 0.4%

A.O. Smith Corp.	27,845	$1,326,536

Fortune Brands Home & Security, Inc.	2,923	190,989

Johnson Controls International PLC	345,321	14,058,018

Lennox International, Inc.	236,627	57,729,889

Lennox International, Inc.(3)	25,181	6,143,409

Masco Corp.	25,000	1,199,750

Resideo Technologies, Inc.(1)	60,308	719,474

		$81,368,065

Capital Markets — 4.4%

Affiliated Managers Group, Inc.	58,716	$4,975,594

Ameriprise Financial, Inc.	216,131	36,003,102

Bank of New York Mellon Corp. (The)	476,763	23,995,482

BlackRock, Inc.	11,190	5,625,213

Brookfield Asset Management, Inc., Class A	88,282	5,102,700

Cboe Global Markets, Inc.	175,414	21,049,680

Charles Schwab Corp. (The)	3,896,040	185,295,662

CME Group, Inc.	220,294	44,217,412

E*TRADE Financial Corp.	4,593	208,385

FactSet Research Systems, Inc.	11,308	3,033,936

FactSet Research Systems, Inc.(3)	75,000	20,117,469

Federated Investors, Inc., Class B	549	17,892

Franklin Resources, Inc.	211,191	5,486,742

Goldman Sachs Group, Inc. (The)	759,181	174,558,487

Intercontinental Exchange, Inc.	152,641	14,126,925

Invesco Ltd.	1,367	24,579

Legg Mason, Inc.	122,902	4,413,411

Security	Shares	Value

Capital Markets (continued)

LPL Financial Holdings, Inc.	215,573	$19,886,609

Moody’s Corp.	246,080	58,421,853

Morgan Stanley	2,565,982	131,173,000

Nasdaq, Inc.	71,203	7,625,841

Northern Trust Corp.	2,500	265,600

Raymond James Financial, Inc.	39,363	3,521,414

S&P Global, Inc.	247,057	67,458,914

SEI Investments Co.	150,000	9,822,000

State Street Corp.	457,614	36,197,267

Stifel Financial Corp.	112,796	6,841,077

T. Rowe Price Group, Inc.	587,312	71,558,094

UBS Group AG(1)	9	113

Waddell & Reed Financial, Inc., Class A	9,248	154,627

		$961,179,080

Chemicals — 1.3%

AdvanSix, Inc.(1)	1,768	$35,289

Air Products and Chemicals, Inc.	10,421	2,448,831

Albemarle Corp.	90,157	6,585,067

Balchem Corp.	17,292	1,757,386

Celanese Corp.	16,713	2,057,705

Chemours Co. (The)	151	2,732

Corteva, Inc.(1)	488,916	14,452,357

Dow, Inc.(1)	299,401	16,386,217

DuPont de Nemours, Inc.	494,104	31,721,477

Eastman Chemical Co.	650	51,519

Ecolab, Inc.	584,286	112,761,355

International Flavors & Fragrances, Inc.	5,000	645,100

Linde PLC	6,143	1,307,845

LyondellBasell Industries NV, Class A	4,274	403,807

NewMarket Corp.	12,318	5,992,953

PPG Industries, Inc.	410,020	54,733,570

Sherwin-Williams Co. (The)	52,582	30,683,700

Westlake Chemical Corp.	1,000	70,150

		$282,097,060

Commercial Services & Supplies — 0.2%

Copart, Inc.(1)	3,800	$345,572

Pitney Bowes, Inc.	14,270	57,508

Republic Services, Inc.	1,750	156,853

Rollins, Inc.	28,750	953,350

Stericycle, Inc.(1)	8,000	510,480

Waste Connections, Inc.	115,655	10,500,317

Waste Management, Inc.	203,580	23,199,977

		$35,724,057

16	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2019

Portfolio of Investments — continued

Security	Shares	Value

Communications Equipment — 1.4%

Arista Networks, Inc.(1)	777,596	$158,163,026

Cisco Systems, Inc.	2,668,130	127,963,515

Juniper Networks, Inc.	285,300	7,026,939

Motorola Solutions, Inc.	38,385	6,185,359

Nokia Oyj ADR	192	712

		$299,339,551

Construction & Engineering — 0.0%(2)

Fluor Corp.	3,250	$61,360

Jacobs Engineering Group, Inc.	83,115	7,466,220

Quanta Services, Inc.	2,000	81,420

		$7,609,000

Construction Materials — 0.0%(2)

Vulcan Materials Co.	38,764	$5,581,628

		$5,581,628

Consumer Finance — 1.4%

American Express Co.	1,054,634	$131,291,387

Capital One Financial Corp.	132,363	13,621,476

Discover Financial Services	1,248,041	105,858,838

LendingClub Corp.(1)	15,938	201,138

Navient Corp.	10,200	139,536

SLM Corp.	10,200	90,882

Synchrony Financial	1,642,244	59,137,206

		$310,340,463

Containers & Packaging — 0.1%

Amcor PLC(1)	723,751	$7,845,461

AptarGroup, Inc.	65,000	7,515,300

Avery Dennison Corp.	2,250	294,345

Ball Corp.	53,090	3,433,330

Crown Holdings, Inc.(1)	13,787	1,000,109

International Paper Co.	284	13,078

Packaging Corp. of America	7,890	883,601

Sealed Air Corp.	6,200	246,946

Sonoco Products Co.	390	24,071

WestRock Co.	39,303	1,686,492

		$22,942,733

Distributors — 0.1%

Genuine Parts Co.	211,037	$22,418,460

LKQ Corp.(1)	49,518	1,767,793

		$24,186,253

Security	Shares	Value

Diversified Consumer Services — 0.0%(2)

H&R Block, Inc.	25,610	$601,323

Service Corporation International	15,900	731,877

		$1,333,200

Diversified Financial Services — 2.4%

Berkshire Hathaway, Inc., Class A(1)	453	$153,834,270

Berkshire Hathaway, Inc., Class B(1)	1,676,927	379,823,965

		$533,658,235

Diversified Telecommunication Services — 0.5%

AT&T, Inc.	772,910	$30,205,323

CenturyLink, Inc.	5,086	67,186

Frontier Communications Corp.(1)	894	795

Verizon Communications, Inc.	1,185,329	72,779,201

Windstream Holdings, Inc.(1)	821	74

		$103,052,579

Electric Utilities — 0.2%

Duke Energy Corp.	31,500	$2,873,115

Edison International	1,134	85,515

Entergy Corp.	1,300	155,740

Exelon Corp.	28,310	1,290,653

NextEra Energy, Inc.	130,151	31,517,366

Southern Co. (The)	102,565	6,533,390

		$42,455,779

Electrical Equipment — 0.9%

Acuity Brands, Inc.	11,121	$1,534,698

AMETEK, Inc.	64,232	6,406,500

Eaton Corp. PLC	86,839	8,225,390

Emerson Electric Co.	2,192,191	167,176,486

Hubbell, Inc.	1,978	292,388

nVent Electric PLC	4	102

Rockwell Automation, Inc.	112,165	22,732,480

		$206,368,044

Electronic Equipment, Instruments & Components — 0.4%

Amphenol Corp., Class A	15,644	$1,693,150

CDW Corp.	142,695	20,382,554

Corning, Inc.	1,555,623	45,284,186

FLIR Systems, Inc.	1,750	91,122

Keysight Technologies, Inc.(1)	14,701	1,508,764

Knowles Corp.(1)	8,001	169,221

Littelfuse, Inc.(3)	52,675	10,071,185

17	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2019

Portfolio of Investments — continued

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)

TE Connectivity, Ltd.	47,770	$4,578,277

Trimble, Inc.(1)	3,200	133,408

		$83,911,867

Energy Equipment & Services — 0.4%

Apergy Corp.(1)	18,853	$636,854

Core Laboratories NV	16,652	627,281

Frank’s International NV(1)	1,500,000	7,755,000

Halliburton Co.	948,842	23,218,164

National Oilwell Varco, Inc.	5,400	135,270

Schlumberger, Ltd.	1,165,771	46,863,994

Transocean, Ltd.(1)	3,626	24,947

		$79,261,510

Entertainment — 2.3%

Activision Blizzard, Inc.	218,092	$12,959,027

Electronic Arts, Inc.(1)	56,410	6,064,639

Liberty Braves Group, Series A(1)	1,236	36,647

Liberty Braves Group, Series C(1)	2,473	73,052

Liberty Formula One, Series A(1)	3,091	135,324

Liberty Formula One, Series C(1)	6,183	284,202

Live Nation Entertainment, Inc.(1)	43,744	3,126,384

Madison Square Garden Co. (The), Class A(1)	1,000	294,190

Netflix, Inc.(1)	154,950	50,137,172

Spotify Technology SA(1)	32,417	4,847,962

Walt Disney Co. (The)	2,969,876	429,533,166

		$507,491,765

Equity Real Estate Investment Trusts (REITs) — 0.1%

American Tower Corp.	56,291	$12,936,798

AvalonBay Communities, Inc.	7,000	1,467,900

Host Hotels & Resorts, Inc.	222,765	4,132,291

Host Hotels & Resorts, Inc.(3)	306,221	5,677,276

ProLogis, Inc.	28,120	2,506,617

Public Storage	1,949	415,059

Simon Property Group, Inc.	25,563	3,807,864

		$30,943,805

Food & Staples Retailing — 1.8%

Costco Wholesale Corp.	892,315	$262,269,225

Kroger Co. (The)	226,899	6,577,802

Sprouts Farmers Market, Inc.(1)	1,529,238	29,590,755

Sysco Corp.	442,381	37,841,271

Walgreens Boots Alliance, Inc.	650,624	38,360,791

Walmart, Inc.	188,073	22,350,595

		$396,990,439

Security	Shares	Value

Food Products — 1.7%

Archer-Daniels-Midland Co.	307,441	$14,249,890

Campbell Soup Co.	749,720	37,051,162

Conagra Brands, Inc.	499,875	17,115,720

Flowers Foods, Inc.	261,924	5,694,228

General Mills, Inc.	89,945	4,817,454

Hain Celestial Group, Inc. (The)(1)	17,240	447,464

Hershey Co. (The)	557,464	81,936,059

Hormel Foods Corp.	289,691	13,067,961

JM Smucker Co. (The)	19,434	2,023,663

Kellogg Co.	67,139	4,643,333

Kraft Heinz Co. (The)	108,171	3,475,534

Lamb Weston Holdings, Inc.	115,108	9,902,741

McCormick & Co., Inc.	62,860	10,669,228

Mondelez International, Inc., Class A	853,758	47,024,991

Nestle SA	1,118,348	121,078,165

Tyson Foods, Inc., Class A	27,528	2,506,149

		$375,703,742

Health Care Equipment & Supplies — 2.6%

Abbott Laboratories	1,871,486	$162,557,274

ABIOMED, Inc.(1)	80,924	13,804,825

Alcon, Inc.(1)	22,924	1,296,811

Align Technology, Inc.(1)(3)	18,700	5,218,048

Avanos Medical, Inc.(1)	542	18,265

Baxter International, Inc.	34,115	2,852,696

Becton, Dickinson and Co.	60,652	16,495,524

Boston Scientific Corp.(1)	90,143	4,076,266

Danaher Corp.	145,360	22,309,853

DexCom, Inc.(1)	94,962	20,771,988

Edwards Lifesciences Corp.(1)	10,027	2,339,199

Hologic, Inc.(1)	154,947	8,089,783

IDEXX Laboratories, Inc.(1)	8,000	2,089,040

Integra LifeSciences Holdings Corp.(3)	520,000	30,298,024

Integra LifeSciences Holdings Corp.(3)	491,205	28,610,250

Intuitive Surgical, Inc.(1)	140,412	83,004,554

Medtronic PLC	537,489	60,978,127

Penumbra, Inc.(1)	75,462	12,396,143

ResMed, Inc.	21,305	3,301,636

Smith & Nephew PLC ADR	5,500	264,385

Stryker Corp.	272,171	57,139,580

Teleflex, Inc.	14,325	5,392,503

Varian Medical Systems, Inc.(1)	45,609	6,476,934

Zimmer Biomet Holdings, Inc.	151,526	22,680,412

		$572,462,120

18	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2019

Portfolio of Investments — continued

Security	Shares	Value

Health Care Providers & Services — 1.2%

Acadia Healthcare Co., Inc.(1)	32,000	$1,063,040

Anthem, Inc.	144,301	43,583,231

Cardinal Health, Inc.	29,103	1,472,030

Centene Corp.(1)	61,728	3,880,839

Cigna Corp.(1)	30,693	6,276,411

Covetrus, Inc.(1)	10,538	139,102

CVS Health Corp.	1,226,354	91,105,839

DaVita, Inc.(1)	157,055	11,783,837

HCA Healthcare, Inc.	187,964	27,782,959

Henry Schein, Inc.(1)	26,346	1,757,805

Humana, Inc.	1,323	484,906

Laboratory Corp. of America Holdings(1)	550	93,043

McKesson Corp.	152,093	21,037,504

Molina Healthcare, Inc.(1)	151,406	20,544,280

UnitedHealth Group, Inc.	146,843	43,168,905

		$274,173,731

Health Care Technology — 0.0%(2)

Cerner Corp.	17,440	$1,279,922

		$1,279,922

Hotels, Restaurants & Leisure — 4.4%

Aramark	137,669	$5,974,835

Carnival Corp.	22,069	1,121,767

Chipotle Mexican Grill, Inc.(1)	121,117	101,388,252

Choice Hotels International, Inc.	30,002	3,103,107

Darden Restaurants, Inc.	66,089	7,204,362

Domino’s Pizza, Inc.	148	43,479

Dunkin’ Brands Group, Inc.	6,300	475,902

Hilton Worldwide Holdings, Inc.	106,201	11,778,753

Hyatt Hotels Corp., Class A	653,442	58,620,281

Hyatt Hotels Corp., Class A(3)	700,000	62,765,602

Marriott International, Inc., Class A	1,575,495	238,577,208

McDonald’s Corp.	82,073	16,218,445

MGM Resorts International	892,202	29,683,561

Royal Caribbean Cruises, Ltd.	1,900	253,669

Starbucks Corp.	4,050,857	356,151,347

Texas Roadhouse, Inc.	398,116	22,421,893

Texas Roadhouse, Inc.(3)	18,691	1,052,414

Yum China Holdings, Inc.	367,698	17,653,181

Yum! Brands, Inc.	334,327	33,676,759

		$968,164,817

Security	Shares	Value

Household Durables — 0.2%

D.R. Horton, Inc.	5,956	$314,179

Leggett & Platt, Inc.	92,079	4,680,376

Lennar Corp., Class A	8,589	479,180

Lennar Corp., Class B	21	939

Mohawk Industries, Inc.(1)	4,820	657,352

Newell Brands, Inc.	479,252	9,211,223

NVR, Inc.(1)	1,822	6,938,923

PulteGroup, Inc.	221,275	8,585,470

Tempur Sealy International, Inc.(1)	135,025	11,755,276

Toll Brothers, Inc.	2,223	87,831

Whirlpool Corp.	1,391	205,214

		$42,915,963

Household Products — 2.0%

Church & Dwight Co., Inc.	153,589	$10,803,450

Clorox Co. (The)	15,801	2,426,086

Colgate-Palmolive Co.	2,344,954	161,426,633

Energizer Holdings, Inc.	9,500	477,090

Kimberly-Clark Corp.	84,758	11,658,463

Procter & Gamble Co. (The)	2,101,487	262,475,726

		$449,267,448

Independent Power and Renewable Electricity Producers — 0.0%(2)

AES Corp. (The)	1,730	$34,427

NRG Energy, Inc.	461	18,325

		$52,752

Industrial Conglomerates — 1.3%

3M Co.	740,724	$130,678,528

Carlisle Cos., Inc.	55,809	9,032,128

General Electric Co.	5,452,756	60,852,757

Honeywell International, Inc.	392,987	69,558,699

Roper Technologies, Inc.	20,247	7,172,095

		$277,294,207

Insurance — 1.7%

Aegon NV ADR	5	$23

Aflac, Inc.	706,153	37,355,494

Alleghany Corp.(1)	3,985	3,186,286

Allstate Corp. (The)	38,758	4,358,337

American International Group, Inc.	160,299	8,228,148

Aon PLC	146,257	30,463,871

Arch Capital Group, Ltd.(1)	239,759	10,283,264

19	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2019

Portfolio of Investments — continued

Security	Shares	Value

Insurance (continued)

Arthur J. Gallagher & Co.	444,814	$42,359,637

Assurant, Inc.	11,200	1,468,096

Brighthouse Financial, Inc.(1)	936	36,719

Chubb, Ltd.	36,643	5,703,849

Cincinnati Financial Corp.	175,349	18,437,947

Fidelity National Financial, Inc.	57,521	2,608,577

Globe Life, Inc.	430,474	45,307,388

Hartford Financial Services Group, Inc.	83,487	5,073,505

Lincoln National Corp.	2,950	174,080

Markel Corp.(1)	6,362	7,272,848

Marsh & McLennan Cos., Inc.	225,062	25,074,157

MetLife, Inc.	16,911	861,954

Progressive Corp. (The)	1,313,661	95,095,920

Prudential Financial, Inc.	20,261	1,899,266

Reinsurance Group of America, Inc.	6,425	1,047,660

Travelers Cos., Inc. (The)	140,472	19,237,640

Trisura Group, Ltd.(1)	124	3,833

Willis Towers Watson PLC	101	20,396

WR Berkley Corp.	2,250	155,475

		$365,714,370

Interactive Media & Services — 7.5%

Alphabet, Inc., Class A(1)	302,144	$404,688,652

Alphabet, Inc., Class C(1)	383,896	513,276,630

Baidu, Inc. ADR(1)	72,500	9,164,000

CarGurus, Inc.(1)	37,803	1,329,909

Cars.com, Inc.(1)	400	4,888

Facebook, Inc., Class A(1)	3,401,272	698,111,078

IAC/InterActiveCorp.(1)	6,680	1,664,055

Pinterest, Inc., Class A(1)	385,406	7,183,968

Twitter, Inc.(1)	578,870	18,552,783

Yelp, Inc.(1)	149,508	5,207,364

		$1,659,183,327

Internet & Direct Marketing Retail — 4.3%

Alibaba Group Holding, Ltd. ADR(1)	223,541	$47,413,046

Altaba, Inc.(4)	114,070	1,791,355

Amazon.com, Inc.(1)	393,877	727,821,676

Booking Holdings, Inc.(1)	52,136	107,073,267

eBay, Inc.	1,344,516	48,550,472

eBay, Inc.(3)	171,429	6,186,897

Expedia Group, Inc.	2,670	288,734

Qurate Retail, Inc., Series A(1)	99,802	841,331

Trip.com Group, Ltd. ADR(1)	5,200	174,408

Wayfair, Inc., Class A(1)	60,453	5,463,138

		$945,604,324

Security	Shares	Value

IT Services — 3.3%

Accenture PLC, Class A	855,587	$180,160,955

Akamai Technologies, Inc.(1)	226,957	19,604,546

Alliance Data Systems Corp.	686	76,969

Automatic Data Processing, Inc.	233,798	39,862,559

Broadridge Financial Solutions, Inc.	74,456	9,198,294

CACI International, Inc., Class A(1)	13,584	3,395,864

Cognizant Technology Solutions Corp., Class A	11,990	743,620

Fidelity National Information Services, Inc.	18,757	2,608,911

Fiserv, Inc.(1)	670,623	77,544,138

Global Payments, Inc.	9,504	1,735,050

International Business Machines Corp.	534,177	71,601,085

Mastercard, Inc., Class A	82,613	24,667,416

Okta, Inc.(1)	183,039	21,117,209

Paychex, Inc.	46,165	3,926,795

PayPal Holdings, Inc.(1)	288,272	31,182,382

Sabre Corp.	157,290	3,529,588

Shopify, Inc., Class A(1)	12,524	4,979,292

Square, Inc., Class A(1)	234,588	14,675,825

Twilio, Inc., Class A(1)	516,605	50,771,939

VeriSign, Inc.(1)	19,370	3,732,212

Visa, Inc., Class A	863,250	162,204,675

Western Union Co. (The)	83,244	2,229,274

		$729,548,598

Leisure Products — 0.0%(2)

Hasbro, Inc.	786	$83,009

Mattel, Inc.(1)	3,941	53,401

Polaris Industries, Inc.	52,104	5,298,977

		$5,435,387

Life Sciences Tools & Services — 0.5%

Agilent Technologies, Inc.	660,825	$56,374,981

Illumina, Inc.(1)	115,595	38,347,485

IQVIA Holdings, Inc.(1)	34,269	5,294,903

Thermo Fisher Scientific, Inc.	52,843	17,167,106

		$117,184,475

Machinery — 1.6%

Caterpillar, Inc.	317,457	$46,882,050

Cummins, Inc.	1,178	210,815

Deere & Co.	183,142	31,731,183

Donaldson Co., Inc.	142,204	8,193,794

Dover Corp.	340,788	39,279,225

Fortive Corp.	29,955	2,288,262

Illinois Tool Works, Inc.	1,059,776	190,367,563

20	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2019

Portfolio of Investments — continued

Security	Shares	Value

Machinery (continued)

Ingersoll-Rand PLC	26,539	$3,527,564

Lincoln Electric Holdings, Inc.	53,660	5,190,532

Manitowoc Co., Inc. (The)(1)	11,435	200,113

Middleby Corp.(1)	2,000	219,040

PACCAR, Inc.	186,094	14,720,035

Parker-Hannifin Corp.	18,857	3,881,148

Pentair PLC	4	183

Snap-on, Inc.	29,674	5,026,776

Stanley Black & Decker, Inc.	288	47,733

Trinity Industries, Inc.	11,100	245,865

WABCO Holdings, Inc.(1)	3,080	417,340

Welbilt, Inc.(1)	45,741	714,017

Westinghouse Air Brake Technologies Corp.	14,082	1,095,580

Xylem, Inc.	100,950	7,953,850

		$362,192,668

Media — 0.7%

Comcast Corp., Class A	2,367,617	$106,471,736

Discovery, Inc., Class A(1)	24,623	806,157

Discovery, Inc., Class C(1)	207	6,311

Fox Corp., Class A	5,412	200,623

Interpublic Group of Cos., Inc. (The)	726	16,771

Liberty Broadband Corp., Series A(1)	3,091	385,015

Liberty Broadband Corp., Series C(1)	6,183	777,512

Liberty Global PLC, Class A(1)	8,854	201,340

Liberty Global PLC, Class C(1)	27,614	601,847

Liberty Latin America Ltd., Class A(1)	1,546	29,838

Liberty Latin America Ltd., Class C(1)	4,825	93,895

Liberty SiriusXM Group, Series A(1)	12,367	597,821

Liberty SiriusXM Group, Series C(1)	24,734	1,190,695

News Corp., Class A	24	339

Omnicom Group, Inc.	59,711	4,837,785

Sinclair Broadcast Group, Inc., Class A	2,500	83,350

Sirius XM Holdings, Inc.	53,280	380,952

TEGNA, Inc.	1,201	20,045

ViacomCBS, Inc., Class B	749,695	31,464,699

		$148,166,731

Metals & Mining — 0.1%

Alcoa Corp.(1)	5,862	$126,092

Cleveland-Cliffs, Inc.	527,743	4,433,041

Freeport-McMoRan, Inc.	58,282	764,660

Glencore PLC	598,405	1,863,264

Nucor Corp.	234,384	13,191,131

Sibanye Gold, Ltd.(1)	64	164

Security	Shares	Value

Metals & Mining (continued)

Southern Copper Corp.	12,126	$515,112

Steel Dynamics, Inc.	232,124	7,901,501

		$28,794,965

Multi-Utilities — 0.1%

Consolidated Edison, Inc.	52,125	$4,715,749

Dominion Energy, Inc.	13,510	1,118,898

DTE Energy Co.	77,124	10,016,094

Sempra Energy	66,344	10,049,789

WEC Energy Group, Inc.	10,221	942,683

		$26,843,213

Multiline Retail — 0.1%

Dollar Tree, Inc.(1)	139,458	$13,116,025

Nordstrom, Inc.	7,429	304,069

Target Corp.	36,405	4,667,485

		$18,087,579

Oil, Gas & Consumable Fuels — 2.5%

Antero Resources Corp.(1)	1,876,986	$5,349,410

California Resources Corp.(1)	275	2,483

Cheniere Energy, Inc.(1)	723,539	44,186,527

Chesapeake Energy Corp.(1)	284	235

Chevron Corp.	1,009,769	121,687,262

Concho Resources, Inc.	40,000	3,502,800

ConocoPhillips	287,973	18,726,884

Devon Energy Corp.	1,378,677	35,804,242

EOG Resources, Inc.	887,557	74,341,774

EQT Corp.	180,474	1,967,167

Equitrans Midstream Corp.	144,379	1,928,904

Exxon Mobil Corp.	2,633,340	183,754,465

Hess Corp.	164,190	10,969,534

HollyFrontier Corp.	8,000	405,680

Kinder Morgan, Inc.	112,332	2,378,069

Marathon Oil Corp.	123,481	1,676,872

Marathon Petroleum Corp.	171,145	10,311,486

Murphy Oil Corp.	145,312	3,894,362

Occidental Petroleum Corp.	27,827	1,146,751

Phillips 66	182,769	20,362,294

Pioneer Natural Resources Co.	21,266	3,219,034

Range Resources Corp.	664,831	3,224,430

Royal Dutch Shell PLC, Class A, ADR	39,498	2,329,592

Southwestern Energy Co.(1)	720	1,742

Valero Energy Corp.	28,568	2,675,393

21	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2019

Portfolio of Investments — continued

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)

Williams Cos., Inc. (The)	20,025	$474,993

WPX Energy, Inc.(1)	666	9,151

		$554,331,536

Personal Products — 0.1%

Estee Lauder Cos., Inc. (The), Class A	46,739	$9,653,473

Unilever NV — NY Shares	19,032	1,093,579

Unilever PLC ADR	18,708	1,069,536

		$11,816,588

Pharmaceuticals — 5.4%

Allergan PLC	14,939	$2,855,889

AstraZeneca PLC ADR	216,121	10,775,793

Bristol-Myers Squibb Co.	2,335,509	149,916,323

Catalent, Inc.(1)	45,943	2,586,591

Eli Lilly & Co.	2,034,871	267,443,095

GlaxoSmithKline PLC ADR	1,468	68,981

Johnson & Johnson	2,494,625	363,890,949

Mallinckrodt PLC(1)	6	21

Merck & Co., Inc.	2,264,830	205,986,288

Novartis AG ADR	125,516	11,885,110

Novo Nordisk A/S ADR	1,305,451	75,559,504

Pfizer, Inc.	2,113,994	82,826,285

Reata Pharmaceuticals, Inc., Class A(1)	4,694	959,594

Roche Holding AG ADR	35,808	1,455,953

Sanofi ADR	5,100	256,020

Takeda Pharmaceutical Co., Ltd. ADR(1)	31,905	629,486

Teva Pharmaceutical Industries, Ltd. ADR(1)	576,992	5,654,522

Zoetis, Inc.	23,920	3,165,812

		$1,185,916,216

Professional Services — 0.2%

Equifax, Inc.	12,654	$1,773,078

Nielsen Holdings PLC	72,356	1,468,827

On Assignment, Inc.(1)	228,139	16,191,025

Verisk Analytics, Inc.	102,837	15,357,678

		$34,790,608

Road & Rail — 1.2%

Canadian National Railway Co.	525,943	$47,571,544

Canadian Pacific Railway, Ltd.	942	240,163

CSX Corp.	657,876	47,603,907

Kansas City Southern	12,000	1,837,920

Lyft, Inc., Class A(1)	34,899	1,501,355

Security	Shares	Value

Road & Rail (continued)

Norfolk Southern Corp.	240,830	$46,752,328

Uber Technologies, Inc.(1)	1,331,274	39,592,089

Union Pacific Corp.	435,536	78,740,554

		$263,839,860

Semiconductors & Semiconductor Equipment — 5.8%

Analog Devices, Inc.	635,826	$75,561,562

Applied Materials, Inc.	195,223	11,916,412

ASML Holding NV — NY Shares	12,063	3,569,924

Broadcom, Inc.	89,633	28,325,821

Cypress Semiconductor Corp.	107,346	2,504,382

Intel Corp.	7,255,880	434,264,418

Lam Research Corp.	56,304	16,463,290

Lam Research Corp.(3)	21,452	6,267,860

Marvell Technology Group, Ltd.	95,391	2,533,585

Microchip Technology, Inc.	577,298	60,454,646

Micron Technology, Inc.(1)	231,291	12,438,830

NVIDIA Corp.	472,704	111,227,251

NVIDIA Corp.(3)	19,186	4,513,337

Qorvo, Inc.(1)	13,586	1,579,101

QUALCOMM, Inc.	4,033,637	355,887,792

Texas Instruments, Inc.	1,048,840	134,555,684

Xilinx, Inc.	105,444	10,309,260

		$1,272,373,155

Software — 7.1%

Adobe, Inc.(1)	397,445	$131,081,335

ANSYS, Inc.(1)	4,596	1,183,056

Autodesk, Inc.(1)	20,256	3,716,166

Box, Inc., Class A(1)	176,143	2,955,680

Cadence Design Systems, Inc.(1)	559,754	38,824,537

CDK Global, Inc.	3	164

Check Point Software Technologies, Ltd.(1)	151,500	16,810,440

Citrix Systems, Inc.	8,036	891,192

Coupa Software, Inc.(1)	28,188	4,122,495

Crowdstrike Holdings, Inc., Class A(1)	91,713	4,573,727

DocuSign, Inc.(1)	1,300,015	96,344,112

Dropbox, Inc., Class A(1)	1,713,027	30,680,314

Envestnet, Inc.(1)	41,786	2,909,559

FireEye, Inc.(1)	84,766	1,401,182

Fortinet, Inc.(1)	20,179	2,154,310

Guidewire Software, Inc.(1)	67,562	7,416,281

Intuit, Inc.	90,298	23,651,755

LogMeIn, Inc.	1,149	98,515

Manhattan Associates, Inc.(1)	56,873	4,535,622

22	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2019

Portfolio of Investments — continued

Security	Shares	Value

Software (continued)

Microsoft Corp.	3,990,114	$629,240,978

Nortonlifelock, Inc.	194,276	4,957,923

Nutanix, Inc., Class A(1)	18,402	575,247

Oracle Corp.	1,083,218	57,388,890

Palo Alto Networks, Inc.(1)	178,467	41,270,494

Paycom Software, Inc.(1)	550,825	145,836,427

Proofpoint, Inc.(1)	60,744	6,972,196

RingCentral, Inc., Class A(1)	5,988	1,009,996

salesforce.com, Inc.(1)	264,736	43,056,663

ServiceNow, Inc.(1)	172,409	48,674,509

Slack Technologies, Inc., Class A(1)	1,249,111	28,080,015

Smartsheet, Inc., Class A(1)	207,811	9,334,870

Splunk, Inc.(1)	411,122	61,573,742

Synopsys, Inc.(1)	18,742	2,608,886

Teradata Corp.(1)	200	5,354

Tyler Technologies, Inc.(1)	232,333	69,704,547

Workday, Inc., Class A(1)	178,366	29,332,289

Workday, Inc., Class A(1)(3)	23,896	3,927,732

		$1,556,901,200

Specialty Retail — 2.2%

Advance Auto Parts, Inc.	78,893	$12,635,503

AutoNation, Inc.(1)	13,540	658,450

AutoZone, Inc.(1)	2,475	2,948,492

Bed Bath & Beyond, Inc.	22,000	380,600

Best Buy Co., Inc.	311,979	27,391,756

Burlington Stores, Inc.(1)	17,552	4,002,383

CarMax, Inc.(1)	6,276	550,217

Dick’s Sporting Goods, Inc.	35,000	1,732,150

Gap, Inc. (The)	154,138	2,725,160

GNC Holdings, Inc., Class A(1)	900	2,430

Home Depot, Inc. (The)	46,138	10,075,617

Home Depot, Inc. (The)(3)	11,095	2,422,926

L Brands, Inc.	307,212	5,566,682

Lowe’s Cos., Inc.	996,668	119,360,960

O’Reilly Automotive, Inc.(1)	158,453	69,443,612

Ross Stores, Inc.	429,074	49,952,795

Ross Stores, Inc.(3)	60,000	6,985,200

Ross Stores, Inc.(3)	50,000	5,821,000

Ross Stores, Inc.(3)	15,000	1,745,863

Signet Jewelers, Ltd.	65,986	1,434,536

Tiffany & Co.	14,845	1,984,034

TJX Cos., Inc. (The)	1,863,356	113,776,517

Tractor Supply Co.	244,964	22,889,436

Ulta Beauty, Inc.(1)	101,010	25,569,671

		$490,055,990

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 3.9%

Apple, Inc.	2,750,413	$807,658,777

Dell Technologies, Class C(1)	2,415	124,107

Hewlett Packard Enterprise Co.	381,616	6,052,430

NetApp, Inc.	480,220	29,893,695

Pure Storage, Inc., Class A(1)	1,300,000	22,243,000

		$865,972,009

Textiles, Apparel & Luxury Goods — 1.5%

Hanesbrands, Inc.	221,909	$3,295,349

Kontoor Brands, Inc.(1)	37,542	1,576,389

Lululemon Athletica, Inc.(1)	1,000	231,670

NIKE, Inc., Class B	2,884,108	292,188,981

Skechers U.S.A., Inc., Class A(3)	100,000	4,317,920

Under Armour, Inc., Class A(1)	2,400	51,840

VF Corp.	273,527	27,259,701

		$328,921,850

Thrifts & Mortgage Finance — 0.0%(2)

Essent Group, Ltd.	96,312	$5,007,261

		$5,007,261

Tobacco — 0.6%

Altria Group, Inc.	723,883	$36,129,000

British American Tobacco PLC ADR	3,399	144,322

Philip Morris International, Inc.	1,015,074	86,372,647

		$122,645,969

Trading Companies & Distributors — 0.2%

Fastenal Co.	1,011,228	$37,364,875

NOW, Inc.(1)	944	10,610

United Rentals, Inc.(1)	15,200	2,534,904

W.W. Grainger, Inc.	8,210	2,779,249

		$42,689,638

Water Utilities — 0.0%(2)

American Water Works Co., Inc.	1,900	$233,415

		$233,415

Wireless Telecommunication Services — 0.0%(2)

America Movil SAB de CV, Series L, ADR	270,852	$4,333,632

Sprint Corp.(1)	1	5

23	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2019

Portfolio of Investments — continued

Security	Shares	Value

Wireless Telecommunication Services (continued)

Vodafone Group PLC ADR	5	$97

		$4,333,734

Total Common Stocks (identified cost $11,357,609,539)		$21,639,606,485

Rights — 0.0%(2)
Security	Shares	Value

Pharmaceuticals — 0.0%(2)

Bristol-Myers Squibb Co. CVR, Exp. 3/31/21(1)	237,107	$713,692

Sanofi CVR, Exp. 12/31/20(1)	6,984	6,008

Total Rights (identified cost $521,478)		$719,700

Short-Term Investments — 1.6%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 1.78%(5)	346,625,190	$346,625,190

Total Short-Term Investments (identified cost $346,614,645)		$346,625,190

Total Investments — 99.9% (identified cost $11,704,745,662)		$21,986,951,375

Other Assets, Less Liabilities — 0.1%		$26,401,207

Net Assets — 100.0%		$22,013,352,582

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	Restricted security (see Note 5).

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2019.

Abbreviations:

ADR	–	American Depositary Receipt

CVR	–	Contingent Value Rights

24	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2019

Statement of Assets and Liabilities

Assets	December 31, 2019

Unaffiliated investments, at value (identified cost, $11,358,131,017)	$21,640,326,185

Affiliated investment fund, at value (identified cost, $346,614,645)	346,625,190

Cash	11,253

Dividends and interest receivable	16,221,716

Dividends receivable from affiliated investment	453,557

Receivable for investments sold	17,079,700

Tax reclaims receivable	2,568,954

Total assets	$22,023,286,555

Liabilities

Payable to affiliates:

Investment adviser fee	$7,712,184

Trustees’ fees	27,125

Accrued expenses	2,194,664

Total liabilities	$9,933,973

Commitments and contingencies (Note 9)

Net Assets applicable to investors’ interest in Portfolio	$22,013,352,582

25	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2019

Statement of Operations

Investment Income	Year Ended December 31, 2019

Dividends (net of foreign taxes, $6,179,445)	$322,111,567

Dividends from affiliated investment	5,406,740

Total investment income	$327,518,307

Expenses

Investment adviser fee	$81,541,698

Trustees’ fees and expenses	110,250

Custodian fee	2,369,374

Professional fees	403,955

Miscellaneous	545,959

Total expenses	$84,971,236

Net investment income	$242,547,071

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions(1)	$489,531,799

Investment transactions — affiliated investment	(4,227)

Foreign currency transactions	(79,171)

Net realized gain	$489,448,401

Change in unrealized appreciation (depreciation) —

Investments	$4,080,943,063

Investments — affiliated investment	23,296

Foreign currency	99,904

Net change in unrealized appreciation (depreciation)	$4,081,066,263

Net realized and unrealized gain	$4,570,514,664

Net increase in net assets from operations	$4,813,061,735

(1)	Includes $499,998,800 of net realized gains from redeptions in-kind.

26	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2019

Statements of Changes in Net Assets

	Year Ended December 31,
Increase (Decrease) in Net Assets	2019	2018

From operations —

Net investment income	$242,547,071	$214,584,213

Net realized gain	489,448,401	462,326,236

Net change in unrealized appreciation (depreciation)	4,081,066,263	(1,556,354,108)

Net increase (decrease) in net assets from operations	$4,813,061,735	$(879,443,659)

Capital transactions —

Contributions	$2,251,431,385	$1,599,259,969

Withdrawals	(1,067,186,292)	(928,460,409)

Net increase in net assets from capital transactions	$1,184,245,093	$670,799,560

Net increase (decrease) in net assets	$5,997,306,828	$(208,644,099)

Net Assets

At beginning of year	$16,016,045,754	$16,224,689,853

At end of year	$22,013,352,582	$16,016,045,754

27	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2019

Financial Highlights

	Year Ended December 31,
Ratios/Supplemental Data	2019		2018		2017		2016		2015

Ratios (as a percentage of average daily net assets):

Expenses(1)	0.45%		0.46%		0.46%		0.47%		0.47%

Net investment income	1.28%		1.25%		1.33%		1.48%		1.44%

Portfolio Turnover	1	%(2)	1	%(2)	0	%(2)(3)	1	%(2)	9%

Total Return	29.87%		(5.02)%		22.76%		9.06%		2.53%

Net assets, end of year (000’s omitted)	$22,013,353		$16,016,046		$16,224,690		$12,577,024		$11,055,385

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)

Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The portfolio turnover of the Portfolio including in-kind contributions and distributions of securities was 6%, 6%, 5% and 6% for the years ended December 31, 2019, 2018, 2017 and 2016, respectively.

(3)	Amount is less than 0.5%.

28	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2019

Notes to Financial Statements

1  Significant Accounting Policies

Tax-Managed Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns for interestholders through investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2019, Eaton Vance Tax-Managed Growth Fund 1.0, Eaton Vance Tax-Managed Growth Fund 1.1, Eaton Vance Tax-Managed Growth Fund 1.2 and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 4.7%, 8.0%, 4.2%, and 0.8% respectively, in the Portfolio. In addition, an unregistered fund managed by the adviser to the Portfolio held an aggregate interest of 82.3% in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.”

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such reclaims. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

29

Tax-Managed Growth Portfolio

December 31, 2019

Notes to Financial Statements — continued

As of December 31, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Under the investment advisory agreement, BMR receives a monthly advisory fee at a rate of 0.625% annually of the Portfolio’s average daily net assets up to $500 million. The advisory fee on net assets of $500 million or more is reduced as follows:

Average Daily Net Assets	Annual Fee Rate (for each level)

$500 million but less than $1 billion	0.5625%

$1 billion but less than $1.5 billion	0.5000%

$1.5 billion but less than $7 billion	0.4375%

$7 billion but less than $10 billion	0.4250%

$10 billion but less than $15 billion	0.4125%

$15 billion but less than $20 billion	0.4000%

$20 billion but less than $25 billion	0.3900%

$25 billion and over	0.3800%

The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the year ended December 31, 2019, the Portfolio’s investment adviser fee amounted to $81,541,698 or 0.43% of the Portfolio’s average daily net assets.

Officers and Trustees of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $206,905,515 and $121,317,923, respectively, for the year ended December 31, 2019. In addition, investors contributed securities with an aggregate market value of $2,162,578,875 and investments having an aggregate market value of $943,319,699 were distributed in payment for capital withdrawals during the year ended December 31, 2019.

30

Tax-Managed Growth Portfolio

December 31, 2019

Notes to Financial Statements — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at December 31, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,366,069,163

Gross unrealized appreciation	$18,633,953,788

Gross unrealized depreciation	(13,071,576)

Net unrealized appreciation	$18,620,882,212

5  Restricted Securities

At December 31, 2019, the Portfolio owned the following securities (representing 1.0% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Common Stocks	Date of Acquisition	Eligible for Resale	Shares	Cost	Value

Align Technology, Inc.	6/20/19	6/20/20	18,700	$5,547,577	$5,218,048

eBay, Inc.	12/19/19	12/19/20	171,429	6,105,513	6,186,897

FactSet Research Systems, Inc.	9/19/19	9/19/20	75,000	21,214,388	20,117,469

Home Depot, Inc. (The)	6/20/19	6/20/20	11,095	2,305,710	2,422,926

Host Hotels & Resorts, Inc.	12/19/19	12/19/20	306,221	5,665,033	5,677,276

Hyatt Hotels Corp., Class A	12/19/19	12/19/20	700,000	59,987,991	62,765,602

Integra LifeSciences Holdings Corp.	9/19/19	9/19/20	520,000	31,704,140	30,298,024

Integra LifeSciences Holdings Corp.	12/19/19	12/19/20	491,205	29,169,890	28,610,250

Lam Research Corp.	12/19/19	12/19/20	21,452	6,173,971	6,267,860

Lennox International, Inc.	6/20/19	6/20/20	25,181	6,827,920	6,143,409

Littelfuse, Inc.	12/19/19	12/19/20	52,675	10,000,112	10,071,185

NVIDIA Corp.	9/19/19	9/19/20	19,186	3,451,370	4,513,337

Ross Stores, Inc.	3/21/19	3/21/20	50,000	4,572,983	5,821,000

Ross Stores, Inc.	6/20/19	6/20/20	60,000	6,199,078	6,985,200

Ross Stores, Inc.	9/19/19	9/19/20	15,000	1,629,835	1,745,863

Skechers U.S.A., Inc., Class A	9/19/19	9/19/20	100,000	3,453,272	4,317,920

Texas Roadhouse, Inc.	9/19/19	9/19/20	18,691	1,000,029	1,052,414

Workday, Inc., Class A	12/19/19	12/19/20	23,986	3,856,797	3,927,732

Total Restricted Securities				$208,865,609	$212,142,412

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2019.

31

Tax-Managed Growth Portfolio

December 31, 2019

Notes to Financial Statements — continued

7  Investments in Affiliated Funds

At December 31, 2019, the value of the Portfolio’s investment in affiliated funds was $346,625,190, which represents 1.6% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the year ended December 31, 2019 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC, 1.78%	$234,953,084	$421,039,355	$(309,386,318)	$(4,227)	$23,296	$346,625,190	$5,406,740	346,625,190

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2		Level 3*	Total

Common Stocks

Communication Services	$2,422,228,136		$—		$—	$2,422,228,136

Consumer Discretionary	2,895,994,406		76,068,696		1,791,355	2,973,854,457

Consumer Staples	1,766,750,075		121,078,165		—	1,887,828,240

Energy	633,593,046		—		—	633,593,046

Financials	3,497,898,744		37,924,133		—	3,535,822,877

Health Care	2,699,959,858		58,908,274		—	2,758,868,132

Industrials	2,179,419,867		—		—	2,179,419,867

Information Technology	4,783,266,266		24,780,114		—	4,808,046,380

Materials	337,552,958		1,863,428		—	339,416,386

Real Estate	25,266,529		5,677,276		—	30,943,805

Utilities	69,585,159		—		—	69,585,159

Total Common Stocks	$21,311,515,044	$	326,300,086	**	$1,791,355	$21,639,606,485

Rights	$719,700		$—		$—	$719,700

Short-Term Investments	—		346,625,190		—	346,625,190

Total Investments	$21,312,234,744		$672,925,276		$1,791,355	$21,986,951,375

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

32

Tax-Managed Growth Portfolio

December 31, 2019

Notes to Financial Statements — continued

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended December 31, 2019, is not presented.

9  Legal Proceedings

In November 2010, the Portfolio was named as defendant and a putative member of the proposed defendant class of shareholders in the case entitled Official Committee of Unsecured Creditors (UCC) of the Tribune Company v. FitzSimons, et al. as a result of its ownership of shares in the Tribune Company (Tribune) in 2007 when Tribune effected a leveraged buyout transaction (LBO) and was converted to a privately held company. The UCC, which has been replaced by a Litigation Trustee pursuant to Tribune’s plan of reorganization, seeks to recover payments of the proceeds of the LBO. In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the LBO (the “SLFC actions”). The Portfolio has been named as a defendant in one of the SLFC actions filed in United States District Court — District of Massachusetts by Deutsche Bank Trust Co. Americas seeking to recover the proceeds received in connection with the LBO from former shareholders. The FitzSimons action and the SLFC actions are now part of a multi-district litigation proceeding in the Southern District of New York. The value of the proceeds received by the Portfolio is approximately $48,237,000 (equal to 0.2% of net assets at December 31, 2019).

The Portfolio cannot predict the outcome of these proceedings or the effect, if any, on the Portfolio’s net asset value. The attorneys’ fees and costs related to these actions are expensed by the Portfolio as incurred.

33

Tax-Managed Growth Portfolio

December 31, 2019

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Tax-Managed Growth Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Tax-Managed Growth Portfolio (the “Portfolio”), including the portfolio of investments, as of December 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

February 21, 2020

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

34

Eaton Vance

Tax-Managed Growth Fund 1.0

December 31, 2019

Management and Organization

Fund Management.  The Trustees of Eaton Vance Series Trust (the Trust) and Tax-Managed Growth Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 159 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 159 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years. Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Other Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships in the Last Five Years. Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

35

Eaton Vance

Tax-Managed Growth Fund 1.0

December 31, 2019

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Other Directorships in the Last Five Years. None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Other Directorships in the Last Five Years. None.

Keith Quinton 1958	Trustee	2018

Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Advisory Committee member at Northfield Information Services, Inc. (risk management analytics provider) (since 2016). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships in the Last Five Years. Director of New Hampshire Municipal Bond Bank (since 2016).

Marcus L. Smith 1966	Trustee	2018

Member of Posse Boston Advisory Board (foundation) (since 2015). Trustee at University of Mount Union (since 2008). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Other Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Scott E. Wennerholm 1959	Trustee	2016

Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships in the Last Five Years. None

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Payson F. Swaffield 1956	President of the Trust	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

36

Eaton Vance

Tax-Managed Growth Fund 1.0

December 31, 2019

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

Edward J. Perkin 1972	President of the Portfolio	2014	Chief Equity Investment Officer and Vice President of EVM and BMR since 2014. Also Vice President of Calvert Research and Management (“CRM”) since 2016.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

37

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Tax-Managed Growth Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Growth Fund 1.0

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

157    12.31.19

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated George J. Gorman and William H. Park, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended December 31, 2018 and December 31, 2019 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	12/31/18	12/31/19
Audit Fees	$96,550	$98,000
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$17,257	$17,516
All Other Fees(3)	$0	$0

Total	$113,807	$115,516

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended December 31, 2018 and December 31, 2019; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	12/31/18	12/31/19
Registrant	$17,257	$17,516
Eaton Vance(1)	$126,485	$59,903

(1)	The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Growth Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	February 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 24, 2020

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	February 24, 2020